Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Notional Amount of the Hedged - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	$ 8,733,016	$ 11,007,305
Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,416,843
Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	214,972
Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	191,906
Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	359,864
Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	345,750
Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,469,202	2,484,325
Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,848,217	3,271,316
Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	14,682,250	17,660,466
Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	14,682,250	17,660,466
Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	13,021,705	15,490,216
Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,660,545	2,170,250
Demand | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Demand | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Demand | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Demand | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	566,619	680,900
Up to 1 month | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Up to 1 month | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Up to 1 month | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Up to 1 month | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	159,720	0
Up to 1 month | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	135,103	357,876
Up to 1 month | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	861,442	1,038,776
Up to 1 month | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	861,442	1,038,776
Up to 1 month | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	589,136	889,661
Up to 1 month | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	272,306	149,115
Between 1 and 3 months | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,639,788	1,623,426
Between 1 and 3 months | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 months | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 months | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 months | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 1 and 3 months | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	20,876
Between 1 and 3 months | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	192,083
Between 1 and 3 months | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	255,054	0
Between 1 and 3 months | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	90,069	313,142
Between 1 and 3 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,984,911	2,149,527
Between 1 and 3 months | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,984,911	2,149,527
Between 1 and 3 months | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,673,049	1,989,477
Between 1 and 3 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	311,862	160,050
Between 3 and 12 months | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,339,851	2,208,482
Between 3 and 12 months | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	607,586
Between 3 and 12 months | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 3 and 12 months | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 3 and 12 months | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 12 months | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	338,988
Between 3 and 12 months | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	153,667
Between 3 and 12 months | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	759,983	970,384
Between 3 and 12 months | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	915,102	1,680,755
Between 3 and 12 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	4,622,522	5,352,276
Between 3 and 12 months | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	4,622,522	5,352,276
Between 3 and 12 months | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,546,145	3,491,191
Between 3 and 12 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,076,377	1,861,085
Between 1 and 3 years | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,283,095	5,622,165
Between 1 and 3 years | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	364,807
Between 1 and 3 years | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 years | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 1 and 3 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 1 and 3 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 1 and 3 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	594,136	896,058
Between 1 and 3 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	572,838	919,543
Between 1 and 3 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,814,876	7,437,766
Between 1 and 3 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,814,876	7,437,766
Between 1 and 3 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,814,876	7,437,766
Between 1 and 3 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,558,260	144,203
Between 3 and 5 years | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	444,450
Between 3 and 5 years | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 3 and 5 years | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	214,972
Between 3 and 5 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	491,774	384,683
Between 3 and 5 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	135,105	0
Between 3 and 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,844,561	528,886
Between 3 and 5 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,844,561	528,886
Between 3 and 5 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,844,561	528,886
Between 3 and 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Mortgage loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	345,403	728,129
More than 5 years | Commercial loans | Loans and accounts receivable from clients
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
More than 5 years | Chilean sovereign bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
More than 5 years | Chilean Central Bank bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
More than 5 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	191,906
More than 5 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	208,535	233,200
More than 5 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	553,938	1,153,235
More than 5 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	553,938	1,153,235
More than 5 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	553,938	1,153,235
More than 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	$ 0	$ 0